Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000226900 [Member]
Shareholder Report [Line Items]
Fund Name	Freedom Day Dividend ETF
Class Name	Freedom Day Dividend ETF
Trading Symbol	MBOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Freedom Day Dividend ETF (the “Fund”) for the period of October 1, 2024 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://freedomdaydividend.com/mbox/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://freedomdaydividend.com/mbox/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in equity securities the Sub-Adviser believes have the potential to provide rising dividend income streams to the Fund over time. Compared to its broad-based index, the Solactive GBS United States 1000 Index, the Fund expects to underperform in periods where the largest growth stocks, at any valuation, have appreciated the most. The Fund's stock selection will not aim to match the benchmark, but rather stick to a truly broad balance including large, mid and small caps, and across all sectors. The Fund's largest detractors during the period were Utilities and Real Estate, which performed poorly from a total return perspective compared to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (5/4/2021)
Freedom Day Dividend ETF - NAV	5.05%	10.37%
Solactive GBS United States 1000 Index	17.40%	11.72%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://freedomdaydividend.com/mbox/ for more recent performance information.

Performance Inception Date	May 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 122,986,074
Holdings Count | holding	50
Advisory Fees Paid, Amount	$ 472,837
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	21.6%
Information Technology	15.4%
Energy	12.3%
Consumer Discretionary	12.0%
Health Care	8.8%
Consumer Staples	8.3%
Industrials	8.1%
Real Estate	4.9%
Materials	4.8%
Communication Services	2.1%
Utilities	1.5%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Broadcom, Inc.	3.4%
KLA Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Agnico Eagle Mines Ltd.	3.0%
ASML Holding NV	2.8%
Morgan Stanley	2.6%
Enterprise Products Partners LP	2.4%
Mueller Industries, Inc.	2.4%
Cincinnati Financial Corp.	2.3%
Microsoft Corp.	2.3%